Consolidated Investment Entities - Fair Value Measurement (Details) (USD $) In Millions, unless otherwise specified							3 Months Ended				3 Months Ended								3 Months Ended		3 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 VOEs limited_partnerships	Mar. 31, 2013 VOEs Private Equity Funds	Dec. 31, 2012 VOEs Private Equity Funds	Dec. 31, 2011 VOEs Private Equity Funds	Mar. 31, 2013 VOEs LIBOR Private Equity Funds	Dec. 31, 2011 VOEs LIBOR Private Equity Funds	Dec. 31, 2012 VOEs LIBOR Private Equity Funds Minimum	Dec. 31, 2012 VOEs LIBOR Private Equity Funds Maximum	Mar. 31, 2013 VOEs EURIBOR Private Equity Funds	Dec. 31, 2011 VOEs EURIBOR Private Equity Funds	Dec. 31, 2012 VOEs EURIBOR Private Equity Funds Minimum	Dec. 31, 2012 VOEs EURIBOR Private Equity Funds Maximum	Mar. 31, 2013 VIEs Corporate Loans	Mar. 31, 2013 VIEs Corporate Loans Senior Secured Corporate Loans	Dec. 31, 2012 VIEs Corporate Loans Senior Secured Corporate Loans	Dec. 31, 2011 VIEs Corporate Loans Senior Secured Corporate Loans	Mar. 31, 2013 VIEs Corporate Loans Senior Secured Corporate Loans LIBOR	Dec. 31, 2012 VIEs Corporate Loans Senior Secured Corporate Loans LIBOR	Mar. 31, 2013 VIEs Corporate Loans Senior Secured Corporate Loans PRIME	Mar. 31, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2011 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Mar. 31, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR	Mar. 31, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Minimum	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Minimum	Mar. 31, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Maximum	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Maximum
Variable Interest Entity [Line Items]
Description of variable rate basis																			LIBOR		PRIME
Basis spread																			10.00%	10.00%	10.00%
Unpaid principal exceeds fair value, amount																$ 2.7	$ 26.9	$ 109.0				$ 98.7	$ 99.6	$ 275.0
Default of collatera assets, percentage																1.00%	1.00%	1.00%
Description of variable rate basis							LIBOR				EURIBOR														LIBOR	LIBOR
Basis spread							2.35%	250.00%	235.00%	250.00%	2.50%	250.00%	235.00%	250.00%													0.22%	0.22%	7.00%	7.00%
Weighted average maturity																						9 years 1 month 6 days	9 years 1 month 6 days
Liabilities of consolidated investment entities															510.9
Period of funds fully redeemed, period			90 days
Number of limited partnerships			35
Revolving lines of credit	12,628.3	12,628.3		325.3	325.3	200.0
Asset coverage, percentage				350.00%	350.00%
Outstanding borrowings	$ 8,506.2	$ 8,191.3		$ 288.4	$ 288.4	$ 195.5